Contingencies and commitments - Additional Information (Detail) £ in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2018 GBP (£)
Disclosure of commitments and contingent liabilities [line items]
Benefit from FCPE			£ 116
Repayment of finance company partial exemption Funds under charging notice	£ 105
Current Brazil [Member]
Disclosure of commitments and contingent liabilities [line items]
Total Potential exposure	143	R$ 1,079
Additional potential exposure	£ 13	R$ 98